Stockholders’ Equity (Details Narrative)	3 Months Ended					9 Months Ended			12 Months Ended
	Sep. 30, 2024 USD ($) $ / shares shares	Mar. 31, 2024 $ / shares shares	Mar. 31, 2024 $ / shares shares	Sep. 30, 2023 USD ($) $ / shares	Mar. 31, 2023 USD ($) shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2023 $ / shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 shares	Dec. 31, 2015
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of options cancelled						25,000			460,000
Gain on derivative liability warrants | $							$ 51
Number of options granted						2,318,750			1,885,000
Exercise price | $ / shares						$ 0.15			$ 0.22
Aggregate intrinsic value for options | $
Share-based payment arrangement, expense | $	104,778			135,867		$ 277,348	$ 384,188
2015 Stock Option Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued and outstanding percentage											10.00%
Share-based payment arrangement, expense | $	$ 104,778			$ 135,867
Share-based compensation arrangement, weighted average grant | $ / shares	$ 0.22			$ 0.29
2015 Stock Option Plan [Member] | Share-Based Payment Arrangement, Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of options granted		2,318,750	2,318,750				1,885,000
Exercise price | (per share)		$ 0.14	$ 0.20				$ 0.22	$ 0.30
Vesting per month		2.00%	2.00%				200.00%
2015 Stock Option Plan [Member] | Share-Based Payment Arrangement, Option [Member] | Directors and Officers [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of options cancelled	25,000
Number of options granted		1,056,250	1,056,250				400,000
2015 Stock Option Plan [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-based compensation arrangement, expiration period											10 years
TSX Venture Exchange [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares acquired pursuant										6,579,074
Percentage of issued and outstanding shares										5.00%
NCIB [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares acquired pursuant										41,500
Shares cancelled | $					$ 11,793
Normal Course Issuer Bid One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares acquired pursuant					2,000
Shares issued | $					$ 517
Number of options cancelled									2,000
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares acquired pursuant						0	0